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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2011
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             January 4, 2012
---------------------     -------------------------         ---------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      63
                                           ------------

Form 13F Information Table Value Total:      $77,752
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                TITLE OF            VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          CLASS      CUSIP   (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED NONE
------------------------------  -------- --------- --------  -------  ---  ----  -------  -------- --------- ------ ----

Abbott Laboratories               COM    002824100   1895    33700     SH         SOLE             32800              900
                                                      467     8300     SH         OTHER                              8300
Applied Materials Inc.            COM    038222105    439    41000     SH         SOLE             41000
BP Amoco PLC                      COM    055622104     85     2000     SH         SOLE              2000
                                                      161     3760     SH         OTHER                              3760
Berkshire Hathaway Inc. Class     COM    084670207    340     4450     SH         SOLE              4450
Bristol Myers Co.                 COM    110122108   2862    81220     SH         SOLE             78220             3000
Chevron Corp.                     COM    166764100    271     2550     SH         SOLE              2550
                                                      117     1100     SH         OTHER                              1100
Cisco Systems                     COM    17275R102   1935   107000     SH         SOLE            103100             3900
Coca Cola Co.                     COM    191216100   2232    31900     SH         SOLE             30400             1500
                                                       28      400     SH         OTHER                               400
E. I. duPont de Nemours & Co.     COM    263534109   3803    83070     SH         SOLE             80970             2100
EMC Corp.                         COM    268648102   1316    61100     SH         SOLE             57100             4000
                                                       32     1500     SH         OTHER                              1500
Emerson Electric Co.              COM    291011104   2125    45600     SH         SOLE             43600             2000
                                                       28      600     SH         OTHER                               600
Exxon Mobil                       COM    30231G102   1225    14452     SH         SOLE             14452
                                                     1246    14704     SH         OTHER                             14704
General Electric Co.              COM    369604103   3251   181511     SH         SOLE            178011             3500
                                                      356    19878     SH         OTHER                             19878
GlaxoSmithKline                   COM    37733W105    808    17700     SH         SOLE             17700
Hewlett Packard                   COM    428236103   1182    45900     SH         SOLE             42900             3000
IBM                               COM    459200101   2777    15100     SH         SOLE             14100             1000
                                                      196     1064     SH         OTHER                              1064
Intel Corp.                       COM    458140100   2420    99810     SH         SOLE             94810             5000
                                                       72     2950     SH         OTHER                              2950
Johnson & Johnson                 COM    478160104   3830    58400     SH         SOLE             54900             3500
                                                       22      338     SH         OTHER                               338
KLA Tencor Corp.                  COM    482480100   2022    41900     SH         SOLE             40400             1500
Koninklijke Philips Elec          COM    500472303    731    34900     SH         SOLE             33900             1000
                                                       17      800     SH         OTHER                               800
Marsh & McLennan Companies Inc    COM    571748102   1100    34800     SH         SOLE             33300             1500
Merck & Co., Inc.                 COM    58933Y105   2096    55600     SH         SOLE             52600             3000
                                                      113     3000     SH         OTHER                              3000
Microsoft Corp.                   COM    594918104   1459    56200     SH         SOLE             54200             2000
                                                       83     3200     SH         OTHER                              3200
Nokia Corp. ADR                   COM    654902204    446    92600     SH         SOLE             89600             3000
Northern Trust Corporation        COM    665859104    817    20600     SH         SOLE             19900              700
Nucor Corp.                       COM    670346105   1401    35400     SH         SOLE             33400             2000
                                                       65     1650     SH         OTHER                              1650
PepsiCo Inc.                      COM    713448108    265     4000     SH         SOLE              4000
Pfizer, Inc.                      COM    717081103   1855    85698     SH         SOLE             83198             2500
                                                      128     5910     SH         OTHER                              5910
Plum Creek Timber                 COM    729251108   1930    52800     SH         SOLE             50800             2000
Procter & Gamble Company          COM    742718109   1141    17100     SH         SOLE             17100
                                                       27      400     SH         OTHER                               400
Progressive Corp.-Ohio            COM    743315103   1012    51872     SH         SOLE             51872
                                                    11531   591036     SH         OTHER           591036
Royal Dutch Shell                 COM    780259206   1031    14100     SH         SOLE             14100
Stryker Corp.                     COM    863667101   5212   104844     SH         SOLE            100144             4700
                                                      497    10000     SH         OTHER                             10000
Symantec Corp.                    COM    871503108    673    43000     SH         SOLE             43000
Unilever PLC                      COM    904767704   2812    83880     SH         SOLE             79380             4500
                                                       91     2700     SH         OTHER                              2700
Verizon Communications            COM    92343V104   1271    31680     SH         SOLE             30180             1500
                                                       56     1400     SH         OTHER                              1400
Vodafone Group  ADR               COM    92857T107    690    24600     SH         SOLE             24600
                                                       36     1300     SH         OTHER                              1300
Deutsche Bank Capital Funding     PFD    25153Y206    525    28000     SH         SOLE             24000             4000
Pimco Commodity Real Return -            722005667    785   120000.000 SH         SOLE            120000.000
Pimco Total Return - I                                135    12383.305 SH         SOLE             12383.305
Vanguard Short-Term Inv. Grade                        181    17022.076 SH         SOLE             17022.076